Earnings Per Share	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share ("EPS") is based upon the weighted average number of common shares outstanding during the period. Diluted earnings per share is based upon the weighted average number of common shares outstanding during the period, assuming the issuance of common shares for all potentially dilutive common shares outstanding.
The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended September 30		Nine Months Ended September 30
	2025	2024	2025	2024
Numerator
Net income attributable to equity shareholders of the Company	$248	$177	$686	$465

Denominator
Basic weighted average ordinary shares outstanding	555	552	555	554
Effect of potentially dilutive shares from employee equity plans	4	3	2	3
Diluted weighted average ordinary shares outstanding	559	555	557	557

Total basic and diluted EPS attributable to equity shareholders:
Basic	$0.45	$0.32	$1.24	$0.84
Diluted	$0.44	$0.32	$1.23	$0.83